Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Jun. 30, 2020	Jun. 10, 2020	Jun. 04, 2020	Jun. 02, 2020	Apr. 09, 2020	Apr. 08, 2020	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Nov. 01, 2019 USD ($)	Oct. 31, 2019 USD ($)	Aug. 31, 2019	Aug. 12, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Financial assets and liabilities
Amount drawn			$ 6,975									$ 5,942
Undrawn amount			600									664
Deferred debt issue costs and bond premium/discount			(114)									(32)
Net borrowings			6,861									5,910
Cash and cash equivalents			(1,267)									(614)					$ (530)	$ (784)
Derivative financial instruments used to hedge foreign currency and interest rate risk			105									32
Net debt			5,699									5,328					$ 7,462
Available Liquidity			1,867									1,278
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €										€ 741
Amount drawn										€ 741		$ 832
Stated interest rate				2.75%						2.75%	2.75%	2.75%		2.75%
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Maximum amount drawable - Notes												$ 695
Amount drawn												$ 695
Stated interest rate				4.25%						4.25%	4.25%	4.25%		4.25%
5.250% Senior Secured Notes due 2025
Financial assets and liabilities
Maximum amount drawable - Notes			700
Amount drawn			$ 700
Stated interest rate	5.25%	5.25%	5.25%					5.25%	5.25%
4.125% Senior Secured Notes due 2026 - 2020 Issue
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,215
Amount drawn			$ 1,215
Stated interest rate	4.125%	4.125%	4.125%			4.125%
4.125% Senior Secured Notes due 2026 - 2019 Issue
Financial assets and liabilities
Maximum amount drawable - Notes												$ 500
Amount drawn												$ 500
Stated interest rate										4.125%	4.125%	4.125%		4.125%	4.125%	4.125%
2.125% Senior Secured Notes due 2026 - 2019 Issue
Financial assets and liabilities
Maximum amount drawable - Notes | €	€ 439									€ 439
Amount drawn	€ 439		$ 539							€ 439		$ 493
Stated interest rate	2.125%	2.125%	2.125%							2.125%	2.125%	2.125%		2.125%	2.125%	2.125%
2.125% Senior Secured Notes due 2026 - 2020 Issue
Financial assets and liabilities
Maximum amount drawable - Notes | €	€ 790
Amount drawn	€ 790		$ 969
Stated interest rate	2.125%	2.125%	2.125%		2.125%
4.750% Senior Notes due 2027
Financial assets and liabilities
Maximum amount drawable - Notes | £		£ 400									£ 400
Amount drawn		£ 400	$ 546								£ 400	$ 528
Stated interest rate	4.75%	4.75%	4.75%							4.75%	4.75%	4.75%
6.000% Senior Notes due 2025
Financial assets and liabilities
Maximum amount drawable - Notes			$ 800									$ 1,700
Amount drawn			800									1,700
Amount drawn			$ 826									$ 1,708
Stated interest rate	6.00%	6.00%	6.00%							6.00%	6.00%	6.00%
5.250% Senior Notes due 2027 - 2019 Issue
Financial assets and liabilities
Maximum amount drawable - Notes			$ 800									$ 800
Amount drawn			$ 800									$ 800
Stated interest rate	5.25%	5.25%	5.25%							5.25%	5.25%	5.25%			5.25%	5.25%
5.250% Senior Notes due 2027 - 2020 Issue
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,000
Amount drawn			$ 1,000
Stated interest rate	5.25%	5.25%	5.25%				5.25%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable - Notes			$ 599									$ 663
Maximum amount drawable			599										$ 700	$ 850
Undrawn amount			599									663
Global Asset Based Loan Facility | Maximum
Financial assets and liabilities
Percentage of facility drawn that triggers a fixed charge coverage ratio covenant	90.00%
Lease obligations
Financial assets and liabilities
Amount drawn			366									364
Other borrowings
Financial assets and liabilities
Amount drawn			14									22
Undrawn amount			1									1
Aggregate continuing and discontinued operations
Financial assets and liabilities
Cash and cash equivalents			$ (1,267)									$ (614)